Document And Entity Information	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	APPLE HOSPITALITY REIT, INC.
Entity Central Index Key	0001418121
Entity Emerging Growth Company	false
Entity File Number	001-37389
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	26-1379210
Entity Address, Address Line One	814 East Main Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	344-8121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	APLE
Security Exchange Name	NYSE